Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal			$ 0	$ 0	$ 0
State			0	0	0
Deferred:
Federal			1,267,000	56,000	133,000
State			(653,000)	(18,000)	(25,000)
Net operating loss carryforward			4,635,000	1,310,000	2,023,000
Valuation Allowance			(5,267,000)	(1,366,000)	(2,145,000)
Total income tax (expense) benefit	$ (4,890)	$ (4,609)	$ (18,000)	$ (18,000)	$ (14,000)